Segment Reporting and Business Concentrations	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Segment Reporting and Business Concentrations
SEGMENT REPORTING AND BUSINESS CONCENTRATIONS
For the three and six months ended June 30, 2017 and 2016, the Company conducted business through one operating segment, Vivint. Historically, the Company primarily operated in three geographic regions: United States, Canada and New Zealand. During the three months ended September 30, 2016, the Company sold all of its New Zealand subscriber contracts and ceased operations in that geographical region. Historically, the Company's operations in New Zealand were considered immaterial and reported in conjunction with the United States. Revenues and long-lived assets by geographic region were as follows (in thousands):

	United States	Canada	Total
Revenue from external customers
Three months ended June 30, 2017	$196,735	$15,391	$212,126
Three months ended June 30, 2016	166,931	13,876	180,807
Six months ended June 30, 2017	386,765	30,714	417,479
Six months ended June 30, 2016	328,181	26,879	355,060

Property, plant and equipment, net
As of June 30, 2017	$64,821	$838	$65,659
As of December 31, 2016	62,781	845	63,626